Operating leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Lease, Right-of-Use Asset	$ 27,825	$ 37,618
Office Rental [Member]
Operating Lease, Right-of-Use Asset	$ 277	427
Operating Lease, Weighted Average Discount Rate, Percent	6.10%
Operating Lease, Weighted Average Remaining Lease Term	1 year 3 months 10 days
Operating lease expense	$ 574	503	$ 501
Charter In Vessels [Member]
Operating Lease, Right-of-Use Asset	$ 27,548	$ 37,191
Operating Lease, Weighted Average Discount Rate, Percent	3.00%
Operating Lease, Weighted Average Remaining Lease Term	4 years 11 months 1 day